Report of the directors financial review risk report - Reconciliation of gross carrying/notional amount and allow. for loans and advances to banks and customers incl. loan commitments and financial guarantees (Details)
£ in Millions, $ in Millions
	6 Months Ended		12 Months Ended
	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)
Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period | $		$ (75)		$ (163)
Financial instruments including loan commitments and financial guarantees | IFRS 9
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period | $		(74)		(162)
Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	£ (55)		£ (169)
Total ECL income statement change for the period	(76)	(76)	(154)	(154)
Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period | $		0		(6)
Performance and other guarantee not considered for IFRS 9 | IFRS 9
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period | $		2		(2)
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period | $		(1)		(1)
Loans and advances to customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	82,666
Financial assets, ending balance	78,881		82,666
12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Foreign exchange	2,100		(770)
ECL income statement change for the period	10		58
Lifetime expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	(13)		(33)
Lifetime expected credit losses | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	(51)		(182)
Lifetime expected credit losses | POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	(1)		(12)
Gross carrying/ nominal amount | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	460,163
Financial assets, ending balance	487,895		460,163
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	335,523
Financial assets, ending balance	339,419		335,523
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | IFRS 9 | – assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,591
Financial assets, ending balance	3,473		2,591
Gross carrying/ nominal amount | Financial instruments including loan commitments and financial guarantees | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance | $		460,163
Financial assets, ending balance | $		487,895		460,163
Gross carrying/ nominal amount | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	190,013	190,013	180,264
Net new and further lending/repayments	(2,340)		8,778
Assets written off	(259)		(257)
Foreign exchange	3,733		(5,344)
Others	(4,178)		6,572
Financial assets, ending balance	186,972	186,972	190,013	190,013
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	237,475
Financial assets, ending balance	244,062		237,475
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	237,475	237,475
Financial assets, ending balance	244,062	244,062	237,475	237,475
Gross carrying/ nominal amount | Non-trading reverse purchase agreement commitments | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance | $		32,675
Financial assets, ending balance | $		56,861		32,675
Gross carrying/ nominal amount | Non-trading reverse purchase agreement commitments | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	53,612
Financial assets, ending balance	68,408		53,612
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	46,649	46,649
Financial assets, ending balance	52,547	52,547	46,649	46,649
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | – assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	6,776
Financial assets, ending balance	11,574		6,776
Gross carrying/ nominal amount | Loans and advances to customers and banks | – assets held for sale
Increase (decrease) in financial assets [abstract]
Others	(700)
Gross carrying/ nominal amount | Loans and advances to customers and banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	98,048
Financial assets, ending balance	95,357		98,048
Gross carrying/ nominal amount | Loans and advances to customers and banks | Other financial assets measured at amortised cost | Discontinued operations
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	887
Financial assets, ending balance	1,575		887
Gross carrying/ nominal amount | Loans and advances to customers | – assets held for sale
Increase (decrease) in financial assets [abstract]
Others	(5,600)
Gross carrying/ nominal amount | Loans and advances to customers | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	83,524
Financial assets, ending balance	79,551		83,524
Gross carrying/ nominal amount | Loans and advances to customers | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	83,524
Financial assets, ending balance	79,551		83,524
Gross carrying/ nominal amount | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Transfers of financial instruments:	3
– transfers to stage 3	2
– transfers from stage 3	1
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	447,226
Financial assets, ending balance	477,851		447,226
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	177,176		162,228
Transfers of financial instruments:	834		2,460
– transfers from stage 1 to stage 2	(4,377)		(7,440)
– transfers from stage 2 to stage 1	5,318		10,182
– transfers to stage 3	(111)		(390)
– transfers from stage 3	4		108
Net new and further lending/repayments	(449)		10,816
Foreign exchange	3,456		(4,916)
Others	(4,006)		6,588
Financial assets, ending balance	177,011		177,176
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	237,375
Financial assets, ending balance	243,979		237,375
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Loans and advances to customers | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	75,844
Financial assets, ending balance	72,761		75,844
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	10,553
Financial assets, ending balance	8,082		10,553
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	10,494		15,445
Transfers of financial instruments:	(987)		(3,223)
– transfers from stage 1 to stage 2	4,377		7,440
– transfers from stage 2 to stage 1	(5,318)		(10,182)
– transfers to stage 3	(149)		(649)
– transfers from stage 3	103		168
Net new and further lending/repayments	(1,551)		(1,409)
Foreign exchange	231		(345)
Others	(153)		26
Financial assets, ending balance	8,034		10,494
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	59
Financial assets, ending balance	48		59
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	5,546
Financial assets, ending balance	5,051		5,546
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,343
Financial assets, ending balance	1,920		2,343
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,302		2,556
Transfers of financial instruments:	156		763
– transfers to stage 3	262		1,039
– transfers from stage 3	(106)		(276)
Net new and further lending/repayments	(341)		(635)
Assets written off	(259)		(257)
Foreign exchange	46		(83)
Others	(19)		(42)
Financial assets, ending balance	1,885		2,302
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	41
Financial assets, ending balance	35		41
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Loans and advances to customers | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,096
Financial assets, ending balance	1,700		2,096
Gross carrying/ nominal amount | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	41
Financial assets, ending balance	42		41
Gross carrying/ nominal amount | Lifetime expected credit losses | POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	41		35
Net new and further lending/repayments	1		6
Financial assets, ending balance	42		41
Gross carrying/ nominal amount | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Gross carrying/ nominal amount | Lifetime expected credit losses | POCI | Loans and advances to customers | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	38
Financial assets, ending balance	39		38
Allowance for ECL | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(925)
Financial assets, ending balance	(729)		(925)
Allowance for ECL | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(867)
Financial assets, ending balance	(679)		(867)
Allowance for ECL | Other financial assets measured at amortised cost | IFRS 9 | – assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3)
Financial assets, ending balance	(3)		(3)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance | $		(947)
Financial assets, ending balance | $		(755)		(947)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance | $		(925)
Financial assets, ending balance | $		(729)		(925)
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(919)	(919)	(1,147)
Net remeasurement of ECL arising from transfer of stage	6		7
Net new and further lending/repayments	27		325
Changes to risk parameters – credit quality	(123)		(517)
Changes to model used for ECL calculation	35		16
Assets written off	259		255
Foreign exchange	(9)		28
Others	1		114
Financial assets, ending balance	(723)	(723)	(919)	(919)
Recoveries	1		2
Others	22		(13)
Allowance for ECL | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6)
Financial assets, ending balance	(6)		(6)
Allowance for ECL | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6)	(6)
Financial assets, ending balance	(6)	(6)	(6)	(6)
Allowance for ECL | Non-trading reverse purchase agreement commitments | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(22)	(22)
Financial assets, ending balance	(26)	$ (26)	(22)	$ (22)
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | – assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Allowance for ECL | Loans and advances to customers and banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(861)
Financial assets, ending balance	(673)		(861)
Allowance for ECL | Loans and advances to customers and banks | Other financial assets measured at amortised cost | Discontinued operations
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3)
Financial assets, ending balance	(3)		(3)
Allowance for ECL | Loans and advances to customers | – assets held for sale
Increase (decrease) in financial assets [abstract]
Others	6
Allowance for ECL | Loans and advances to customers | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(858)
Financial assets, ending balance	(670)		(858)
Allowance for ECL | Loans and advances to customers | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(858)
Financial assets, ending balance	(670)		(858)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(78)
Financial assets, ending balance	(90)		(78)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(74)		(91)
Transfers of financial instruments:	(23)		(42)
– transfers from stage 1 to stage 2	4		8
– transfers from stage 2 to stage 1	(27)		(48)
– transfers to stage 3			1
– transfers from stage 3			(3)
Net remeasurement of ECL arising from transfer of stage	21		29
Net new and further lending/repayments	(6)		7
Changes to risk parameters – credit quality	(11)		23
Changes to model used for ECL calculation	6		(1)
Foreign exchange	1		2
Others	(1)		(1)
Financial assets, ending balance	(87)		(74)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(4)
Financial assets, ending balance	(3)		(4)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Loans and advances to customers | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(56)
Financial assets, ending balance	(68)		(56)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(133)
Financial assets, ending balance	(120)		(133)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(133)		(147)
Transfers of financial instruments:	25		47
– transfers from stage 1 to stage 2	(4)		(8)
– transfers from stage 2 to stage 1	27		48
– transfers to stage 3	9		13
– transfers from stage 3	(7)		(6)
Net remeasurement of ECL arising from transfer of stage	(15)		(22)
Net new and further lending/repayments	20		3
Changes to risk parameters – credit quality	(47)		(31)
Changes to model used for ECL calculation	29		17
Foreign exchange	(1)		2
Others	2		(2)
Financial assets, ending balance	(120)		(133)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(107)
Financial assets, ending balance	(103)		(107)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(696)
Financial assets, ending balance	(501)		(696)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(694)		(903)
Transfers of financial instruments:	(2)		(5)
– transfers to stage 3	(9)		(14)
– transfers from stage 3	7		9
Net new and further lending/repayments	13		322
Changes to risk parameters – credit quality	(64)		(504)
Assets written off	259		255
Foreign exchange	(9)		24
Others	(1)		117
Financial assets, ending balance	(498)		(694)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2)
Financial assets, ending balance	(3)		(2)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to customers | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(677)
Financial assets, ending balance	(481)		(677)
Allowance for ECL | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(18)
Financial assets, ending balance	(18)		(18)
Allowance for ECL | Lifetime expected credit losses | POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(18)		(6)
Net new and further lending/repayments			(7)
Changes to risk parameters – credit quality	(1)		(5)
Others	1
Financial assets, ending balance	(18)		(18)
Allowance for ECL | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Allowance for ECL | Lifetime expected credit losses | POCI | Loans and advances to customers | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(18)
Financial assets, ending balance	£ (18)		£ (18)